Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 20, 2020	Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Security Federal Corporation
Document Type	10-K
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Central Index Key	0000818677
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		3,252,884
Entity Public Float			$ 57.5
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false